SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION [Abstract]
Employee Share Option Activity
The following table summarizes the Company’s employee share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		_$_	Years	_$_
Outstanding, January 1, 2017	17,946,980	3.05
Granted	1,915,000	14.19
Exercised	(7,288,275)	2.57
Forfeited	(920,192)	4.01
Outstanding, December 31, 2017	11,653,513	5.11	6.90	97,415
Vested and expected to vest at December 31, 2017	11,653,513	5.11
Exercisable as of December 31, 2017	7,136,252	3.02	6.28	73,599
Outstanding, January 1, 2018	11,653,513	5.11
Granted	26,500,000	15.00
Exercised	(2,117,647)	2.16
Forfeited	(328,984)	14.03
Outstanding, December 31, 2018	35,706,882	12.54	8.38	58,007
Vested and expected to vest at December 31, 2018	35,706,882	12.54
Exercisable as of December 31, 2018	8,748,351	5.25	6.03	56,918
Outstanding, January 1, 2019	35,706,882	12.54
Granted	15,327,884	15.00
Exercised	(3,736,976)	5.58
Forfeited	(109,236)	14.24
Outstanding, December 31, 2019	47,188,554	13.89	8.18	1,242,496
Vested and expected to vest at December 31, 2019	47,188,554	13.89
Exercisable as of December 31, 2019	19,664,736	12.35	7.35	548,035

Assumptions Used for Estimated Fair Value of Options
The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions.

	Granted in 2017	Granted in 2018	Granted in 2019

Risk-free interest rates	1.99% – 2.25%	2.75% – 2.92%	2.34% – 2.68%
Expected term	5.5 – 7 years	5 – 7 years	5.5 – 8.5 years
Expected volatility	34.3% – 37.0%	33.3% – 35.2%	33.0% – 35.0%
Expected dividend yield	–	–	–
Fair value of share options	$4.84 – $6.57	$2.52 – $3.52	$4.58 – $13.59

RSAs/RSUs Activity
The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	Number of RSAs/RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		_$_	Years	_$_

Unvested, January 1, 2017	313,330	12.97	9.80	4,184
Granted	950,000	15.15
Vested	(435,623)	14.96
Forfeited	(7,500)	13.05

Unvested, December 31, 2017 and January 1, 2018	820,207	14.43	9.60	10,933
Granted	4,983,162	12.30
Vested	(309,644)	13.93
Forfeited	(738,753)	13.75

Unvested, December 31, 2018 and January 1, 2019	4,754,972	12.34	9.17	53,826
Granted	6,249,313	20.50
Vested	(2,131,415)	13.67
Forfeited	(791,433)	15.22

Unvested, December 31, 2019	8,081,437	18.02	8.93	325,035

Total Compensation Expense of RSAs, RSUs and SARs Granted to Employees
Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the year ended December 31,
	2017	2018	2019
	_$_	_$_	_$_
Share options:

Cost of revenue	1,213	1,292	244
Sales and marketing expenses	689	795	156
General and administrative expenses	18,512	39,654	71,787
Research and development expenses	1,407	1,142	567
	21,821	42,883	72,754

Cash received for the exercise in the respective years	18,708	4,574	20,867

RSAs/ RSUs:

Cost of revenue	446	2,018	1,714
Sales and marketing expenses	–	1,899	3,017
General and administrative expenses	6,369	7,670	26,761
Research and development expenses	–	3,545	11,429
	6,815	15,132	42,921

SARs:

Cost of revenue	–	24	319
Sales and marketing expenses	–	52	749
General and administrative expenses	–	30	313
Research and development expenses	–	–	13
	–	106	1,394